Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Disaggregation of revenue
The following tables represent the Company’s disaggregation of revenue from contracts with customers for the years ended December 31, 2019 and 2018:

	For the Year Ended December 31, 2019
(In millions)	Texas	East	West/Other	Corporate/Eliminations	Total
Retail revenue
Mass Market	$5,027	$1,230	$—	$(3)	$6,254
Business Solutions	1,205	74	—	—	1,279
Total retail revenue	6,232	1,304	—	(3)	7,533
Energy revenue(a)	529	322	318	—	1,169
Capacity revenue(a)	—	664	36	—	700
Mark-to-market for economic hedging activities(b)	47	(29)	16	(1)	33
Other revenue(a)	261	58	70	(3)	386
Total operating revenue	7,069	2,319	440	(7)	9,821
Less: Lease revenue	—	1	19	—	20
Less: Realized and unrealized ASC 815 revenue	1,562	183	67	(2)	1,810
Total revenue from contracts with customers	$5,507	$2,135	$354	$(5)	$7,991
(a) The following amounts of energy, capacity and other revenue relate to derivative instruments and are accounted for under ASC 815:
(In millions)	Texas	East	West/Other	Corporate/Eliminations	Total
Energy revenue	$1,459	$98	$39	$(1)	$1,595
Capacity revenue	—	109	—	—	109
Other revenue	56	5	12	—	73
(b) Revenue relates entirely to unrealized gains and losses on derivative instruments accounted for under ASC 815

	For the Year Ended December 31, 2018
(In millions)	Texas	East	West/Other	Corporate/Eliminations	Total
Retail revenue
Mass Market	$4,618	$974	$—	$(1)	$5,591
Business Solutions	1,238	65	—	—	1,303
Total retail revenue	5,856	1,039	—	(1)	6,894
Energy revenue(a)	371	546	566	13	1,496
Capacity revenue(a)	—	746	79	—	825
Mark-to-market for economic hedging activities(b)	(77)	(35)	(5)	(13)	(130)
Other revenue(a)(c)	251	75	84	(17)	393
Total operating revenue	6,401	2,371	724	(18)	9,478
Less: Lease revenue	1	1	19	—	21
Less: Realized and unrealized ASC 815 revenue	1,096	210	2	1	1,309
Total revenue from contracts with customers	$5,304	$2,160	$703	$(19)	8,148
(a) The following amounts of energy, capacity and other revenue relate to derivative instruments and are accounted for under ASC 815:
(In millions)	Texas	East	West/Other	Corporate/Eliminations	Total
Energy revenue	$1,131	$90	$(2)	$14	$1,233
Capacity revenue	—	137	—	—	137
Other revenue	42	17	9	1	69
(b) Revenue relates entirely to unrealized gains and losses on derivative instruments accounted for under ASC 815

Contract assets and liabilities
The following table reflects the contract assets and liabilities included in the Company's balance sheet as of December 31, 2019 and 2018:

(In millions)	December 31, 2019	December 31, 2018
Deferred customer acquisition costs	$133	$111

Accounts receivable, net - Contracts with customers	1,002	999
Accounts receivable, net - Derivative instruments	18	20
Accounts receivable, net - Affiliate	5	5
Total accounts receivable, net	$1,025	$1,024

Unbilled revenues (included within Accounts receivable, net - Contracts with customers)	$402	$392
Deferred revenues (a)	$82	$67
(a) Deferred revenues from contracts with customers for the years ended December 31, 2019 and 2018 were approximately $24 million and $19 million, respectively.